Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	Our current practice is to grant annual equity incentive awards each year on the first business day in March. The value of these annual awards is approved by the Compensation Committee at a meeting prior to the grant date. Our off-cycle awards (for new hires, mid-year promotions, etc.) are granted in accordance with pre-established grant date schedules. During 2024, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of any periodic report on Form 10-Q or Form 10-K or current report on Form 8-K that disclosed material, nonpublic information.
Award Timing Method	Our current practice is to grant annual equity incentive awards each year on the first business day in March. The value of these annual awards is approved by the Compensation Committee at a meeting prior to the grant date. Our off-cycle awards (for new hires, mid-year promotions, etc.) are granted in accordance with pre-established grant date schedules.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2024, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of any periodic report on Form 10-Q or Form 10-K or current report on Form 8-K that disclosed material, nonpublic information.